Accrued Public Information Fee	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accrued Public Information Fee
Accrued Public Information Fee

5.	ACCRUED PUBLIC INFORMATION FEE

In accordance with certain securities purchase agreements, the Company is required to be compliant with Rule 144(c)(1) of the SEC, as defined, so as to enable investors to sell their holdings of Company shares in accordance with the securities purchase agreements. In the event of the Company’s noncompliance with Rule 144(c)(1) at any time after the six-month anniversary of the offering, the investors are entitled to receive a fee of 1% of the aggregate subscription amount of the purchaser’s securities, plus an additional 1% for every pro rata 30-day period that the Company is not in compliance (payable in cash or in kind). As of June 30, 2016 and December 31, 2015, the Company had accrued $2,910,447 and $2,433,734, respectively, as a result of periods of noncompliance with Rule 144(c)(1).

10.	ACCRUED PUBLIC INFORMATION FEE

In accordance with the SPA of October 11, 2013 and December 9, 2013, the Company was required to be compliant with Rule 144(c)(1) of the SEC, as defined, so as to enable investors to sell their holdings of Company shares in accordance with the SPA. In the event of the Company’s noncompliance with Rule 144(c)(1) at any time after the six (6) month anniversary of the offering, the investors are entitled to receive a cash fee of 1% of the aggregate subscription amount of the purchaser’s securities, plus an additional 1% for every pro rata 30 day period that the Company is not in compliance. During 2014 and 2015, the Company was late with several SEC filings resulting in its non-compliance with Rule 144(c)(1). As of December 31, 2015 and 2014, the Company had accrued $2,433,734 and $711,517, respectively, associated with the obligation.